PRINCIPAL ACCOUNTING POLICIES - Amounts and balances of the consolidated VIE included in Group's consolidated financial statements after elimination of intercompany balances and transactions (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 512,830		¥ 5,461,264		$ 80,474
Accounts receivable, net	352,324		403,584		55,288
Amount due from related parties	840,667		646,341		131,919
Prepayments and other current assets	479,017		175,592		75,168
Property and equipment, net	37,555		39,640		5,893
Intangible assets, net	332,317		507,964		52,148
Operating lease right-of-use assets	76,811		107,120		12,053
Other non-current assets	33,181		12,715		5,207
TOTAL ASSETS	5,280,580		9,547,026		828,639
Payable to riders and drivers	580,983		717,496		91,169
Amount due to related parties	71,760		52,918		11,261
Operating lease liabilities	35,759		41,737		5,611
Non-current operating lease liabilities	46,243		69,525		7,257
TOTAL LIABILITIES	1,491,951		2,519,071		$ 234,120
Net Revenues	6,866,262	$ 1,077,466	5,739,989	¥ 3,099,698
Net loss	(2,471,127)	(387,774)	(1,705,176)	(1,669,781)
Net cash provided by operating activities	(2,657,580)	(417,032)	(1,108,207)	(1,297,838)
Net cash used in investing activities	(686,663)	$ (107,752)	(229,757)	(267,460)
VIEs
Variable Interest Entity [Line Items]
Cash and cash equivalents	3,961		512
Accounts receivable, net	760		367
Amount due from related parties	476		1,956
Prepayments and other current assets	3,287		6,851
Property and equipment, net	245		461
Intangible assets, net	10,938		12,774
Operating lease right-of-use assets	791		2,255
Other non-current assets	93
TOTAL ASSETS	20,551		25,176
Payable to riders and drivers	404		1,313
Amount due to related parties	32		32
Accrued expenses and other current liabilities	12,542		13,885
Operating lease liabilities	192		830
Non-current operating lease liabilities	412		1,053
TOTAL LIABILITIES	13,582		17,113
Net Revenues	13,104		3,293	3,183
Net loss	(58,641)		(49,741)	(38,674)
Net cash provided by operating activities	4,308		535	14,612
Net cash used in investing activities	¥ (859)		¥ (59)	¥ (14,604)
Percentage of consolidated net revenues contributed by VIE	0.20%	0.20%	0.10%	0.10%
Percentage of consolidated total assets accounted for by VIE	0.40%		0.30%		0.40%
Percentage of consolidated total liabilities accounted for by VIE	0.90%		0.70%		0.90%